VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Denmark: 5.4%
Novo Nordisk A/S (ADR)	232,662	$31,488,475
France: 4.5%
Sanofi (ADR)	547,031	26,492,711
Israel: 3.5%
Teva Pharmaceutical Industries Ltd. (ADR) *	2,276,701	20,763,513
Japan: 4.8%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,785,206	27,849,214
Switzerland: 4.9%
Novartis AG (ADR)	317,655	28,817,662
United Kingdom: 14.1%
AstraZeneca Plc (ADR)	423,218	28,694,180
GSK Plc (ADR)	711,082	24,987,422
Haleon Plc (ADR) * †	3,587,507	28,700,056
		82,381,658
United States: 62.8%
AbbVie, Inc.	199,412	32,226,973
AmerisourceBergen Corp.	154,000	25,519,340
Bausch Health Cos, Inc. *	657,496	4,129,075
Bristol-Myers Squibb Co.	364,550	26,229,372
Catalent, Inc. *	264,103	11,887,276
Elanco Animal Health, Inc. *	618,589	7,559,158
Eli Lilly & Co.	88,009	32,197,213
	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	110,006	$17,525,056
Johnson & Johnson	273,748	48,357,584
McKesson Corp.	68,553	25,715,601
Merck & Co., Inc.	285,888	31,719,274
Organon & Co.	456,242	12,742,839
Patterson Companies, Inc.	144,712	4,056,277
Perrigo Co. Plc	225,816	7,698,067
Pfizer, Inc.	579,986	29,718,483
Viatris, Inc.	2,259,882	25,152,487
Zoetis, Inc.	175,893	25,777,119
		368,211,194
Total Common Stocks (Cost: $600,296,815)		586,004,427

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0%
Money Market Fund: 5.0% (Cost: $29,339,008)
State Street Navigator Securities Lending Government Money Market Portfolio	29,339,008	29,339,008
Total Investments: 105.0% (Cost: $629,635,823)		615,343,435
Liabilities in excess of other assets: (5.0)%		(29,153,577)
NET ASSETS: 100.0%		$586,189,858

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,833,677.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Pharmaceuticals	80.2%	$469,786,179
Health Care Distributors	9.4	55,291,219
Biotechnology	5.5	32,226,973
Personal Products	4.9	28,700,056
	100.0%	$586,004,427
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